Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 79,616	$ 106,863	$ 0
Accounts receivable	0	72,000	0
Prepaid expense	929	104	0
Total current assets	80,545	178,967	0
Property and equipment, net of accumulated depreciation	2,354	2,941	0
Total assets	82,899	181,908	0
Current liabilities:
Accounts payable and accrued liabilities	172,144	113,237	89
Accounts payable and accrued liabilities - related parties	194	36,126	0
Total liabilities	172,338	149,363	89
Stockholders' equity (deficit):
Common stock, $0.00001 par value, 100,000,000 shares authorized, 30,000,000 shares issued and outstanding	300	300	0
Additional paid-in capital	149,700	149,700	0
Accumulated deficit	(233,894)	(110,694)	(89)
Other comprehensive loss	(5,545)	(6,761)	0
Total stockholders’ equity (deficit)	(89,439)	32,545	(89)
Total liabilities and stockholders’ equity (deficit)	$ 82,899	$ 181,908	$ 0